Cost of Sales - Disclosure of Production Expenses (Detail) - Cost of sales [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expenses by nature [line items]
Fees and service fees	$ 499,612	$ 520,510	$ 369,487
Salaries, wages and social security contributions	4,923,151	5,196,957	5,221,971
Transport and travelling expenses	198,551	238,417	220,057
Data processing	17,976	24,647	20,710
Taxes, contributions and commissions	458,430	457,683	421,472
Depreciation and amortizations	3,165,250	3,335,667	2,735,231
Preservation and maintenance costs	2,508,574	2,962,656	3,117,723
Communications	28,311	26,738	24,828
Leases	67,706	77,881	61,662
Employee benefits	109,673	113,662	121,388
Water, natural gas and energy services	11,318	9,021	9,248
Freight	2,207,433	2,678,736	2,701,483
Fuel	4,411,917	4,883,503	3,797,905
Insurance	90,510	65,539	57,457
Packaging	1,069,699	1,095,010	934,458
Electrical power	2,807,288	3,135,468	2,403,440
Contractors	2,084,512	2,292,933	1,851,299
Tolls	3,182	6,125	11,333
Canon (Concession fee)	28,390	27,815	28,084
Security	155,059	182,777	200,176
Others	357,230	350,773	401,645
Total	$ 25,203,772	$ 27,682,518	$ 24,711,057